Commitments and Contingencies - Schedule of Quantitative Information about the Financing Obligation (Q3) (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Lessee, Lease, Description [Line Items]
Operating cash flows from financing obligation	$ 28		$ 7
Financing cash flows from financing obligation	$ 43	$ 0	$ 9
Weighted-average remaining lease term (in years)	2 years 7 months 6 days		3 years
Weighted-average discount rate (in percent)	1.10%		1.10%
Carrying value of leased asset included in Property and Equipment, net	$ 304		$ 451	156
Depreciation associated with the Property and Equipment	147	$ 59	91	$ 98
Leaseholds and Leasehold Improvements
Lessee, Lease, Description [Line Items]
Carrying value of leased asset included in Property and Equipment, net	223		270
Depreciation associated with the Property and Equipment	$ 46		$ 38